Investments - Teekay LNG - Bahrain LNG Joint Venture - Additional Information (Detail) $ in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2015 vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2015 vessel ft³	Dec. 31, 2015 vessel	Dec. 31, 2015 vessel floating_storage_unit	Dec. 31, 2016 USD ($)	Dec. 31, 2015 vessel	Nov. 30, 2013 vessel
Net Investment Income [Line Items]
Number of vessels								5
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member]
Net Investment Income [Line Items]
Joint venture ownership percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Modified Vessel [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member]
Net Investment Income [Line Items]
Number of floating storage units				1	1
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Liquefied Natural Gas [Member]
Net Investment Income [Line Items]
Number of vessels	9	9	9	9	9		9
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Lease Agreements [Member] | Daewoo Shipbuilding & Marine Engineering Co. Ltd. [Member]
Net Investment Income [Line Items]
Onshore nitrogen production facility lease period	20 years						20 years
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [Member]
Net Investment Income [Line Items]
Capacity of production facility, per day | ft³			800,000,000
Expected cost of project | $		$ 960.0				$ 960.0
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | LNG receiving and regasification terminal [Member] | Lease Agreements [Member]
Net Investment Income [Line Items]
Onshore nitrogen production facility lease period	20 years					20 years
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Nogaholding [Member]
Net Investment Income [Line Items]
Joint venture ownership percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | Samsung [Member]
Net Investment Income [Line Items]
Joint venture ownership percentage	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%	16.00%
Teekay LNG [Member] | Bahrain LNG Joint Venture [Member] | GIC [Member]
Net Investment Income [Line Items]
Joint venture ownership percentage	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%	24.00%